November 4, 2008

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Japan Fund, Inc. (the “Registrant”)
Registration Nos. 033-13863/811-01090

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information dated November 1, 2008 do not differ from those contained in Post-Effective Amendment No. 46, filed electronically on October 30, 2008, to the Registrant’s Registration Statement on Form N-1A (Accession No. 0001193125-08-220454).

Please do not hesitate to contact the undersigned at (617) 662-3966 if you have any questions.

Very truly yours,

/s/ Nancy L. Conlin

Nancy L. Conlin